Significant Accounting Policies - Useful Lives Applied to the Group's Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Useful life (Years)	10 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Useful life (Years)	33 years
Equipment, tools and installations | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Useful life (Years)	1 year
Equipment, tools and installations | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Useful life (Years)	18 years